EQUITY (Schedule of Share Capital) (Details) - shares	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Authorized number of shares	50,000,000	37,244,508
Issued and outstanding number of shares	27,202,795	27,178,839